Subsequent Events - Additional Information (Detail) - ADSs [member] - Major ordinary share transactions [member] $ / shares in Units, € in Millions, $ in Millions	Mar. 14, 2019 EUR (€) shares	Mar. 14, 2019 USD ($) shares	Mar. 05, 2019 $ / shares shares	Mar. 11, 2019 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares, follow-on offering			4,166,667
Follow-on public offering price | $ / shares			$ 120.00
Share purchase price per share follow on offering | $ / shares			$ 112.80
Option to purchase additional number of fully paid shares follow-on offering				625,000
Underwriters right to purchase shares			30 days
Number of shares issued public offering	4,791,667	4,791,667
Proceeds from issuance of public offering	€ 476.9	$ 539.8
Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Additional number of shares granted follow-on offering			625,000